Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Convertible preferred stock, par value per share in dollars	$ 0.01	$ 0.01	$ 0.01
Convertible preferred stock, shares authorized	750,000	750,000	750,000
Convertible preferred stock, shares issued	22,500	22,500	22,500
Convertible preferred stock, shares outstanding	22,500	22,500	22,500
Convertible preferred stock, liquidation value	$ 450,000	$ 450,000	$ 450,000
Common stock, par value in dollars	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	56,250,000	56,250,000	56,250,000
Common stock, shares issued	12,622,756	12,622,756	6,680,203
Common stock, shares outstanding	12,622,756	12,622,756	6,680,203